Provisions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provisions
20.	Provisions

(a)	Provisions as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021			2022
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	93,502	45,031	136,275	33,157
Provision for construction warranties		14,519	222,141	35,702	170,272
Provision for legal contingencies and claims(*1)		24,441	69,050	46,823	59,518
Provision for the restoration(*2,3)		5,918	153,613	6,049	185,097
Others(*4,5,6)		261,604	99,257	291,139	131,874

	￦	399,984	589,092	515,988	579,918

(*1)
The Company recognized probable outflow of resources amounting to
￦
61,911 million and
￦
52,530 million as provisions for legal contingencies and asserted claim in relation to lawsuits against the Company as of December 31, 2021 and 2022, respectively.

(*2)
Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery amounting to
￦
22,041 million as provisions for restoration as of December 31, 2022. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials available for now to recover the land. In addition, the Company has applied a discount rate of 5.02%~5.10% to measure present value of these costs.

(*3)
Due to contamination of river water quality near Greenhills mine which POSCO CANADA LTD. owns, the Company recognized present values of estimated costs for recovery amounting to
￦
52,008 million as provisions for improvement as of December 31, 2022.

(*4)
As of December 31, 2021 and 2022, POSCO ENERGY CO., LTD., and Korea Fuel Cell, recognized
￦
80,727 million and
￦
97,928 million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of resources.

(*5)
As of December 31, 2021 and 2022, the Company has recognized emission liabilities amounting to
￦
84,364 million and
￦
14,178 million, respectively, for expected greenhouse gas emissions exceeding the quantity of free quota emission rights.

(*6)
According to the Act on the promotion of the development, use and diffusion of new and reneable energy, POSCO Energy Co., Ltd. is obliged to supply a certain amount of power generated by new and renewable energy. In accordance with the Act, POSCO Energy Co., Ltd. estimated the cost required to fulfill its obligations, such as insufficient supply of power using new and renewable energy to be borne, and as of December 31, 2021 and 2022, the Company recognized
￦
100,551 million and
￦
123,073 million, respectively, as provision liabilities.

(b)	The following are the key assumptions concerning the future and other key sources of estimation uncertainties at the end of the reporting period.

Key assumptions for the estimation
Provision for bonus payments	Estimations based on financial performance and working service rendered
Provision for construction warranties	Estimations based on historical warranty data
Provision for legal contingencies and claims	Estimations based on the degree of probability of an unfavorable outcome and the ability to make a sufficient reliable estimate of the amount of loss

(c)	Changes in provisions for the years ended December 31, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	121,951	160,893	(138,003)	(4,989)	(1,319)	138,533
Provision for construction warranties		227,097	79,518	(67,196)	(3,080)	321	236,660
Provision for legal contingencies and claims		87,450	66,395	(28,400)	(32,731)	777	93,491
Provision for the restoration		139,745	29,456	(7,646)	(11,129)	9,105	159,531
Others		389,999	291,284	(185,066)	(119,633)	(15,723)	360,861

	￦	966,242	627,546	(426,311)	(171,562)	(6,839)	989,076

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	138,533	176,677	(137,092)	(5,813)	(2,873)	169,432
Provision for construction warranties		236,660	52,438	(73,853)	(8,287)	(984)	205,974
Provision for legal contingencies and claims		93,491	47,344	(33,175)	(8,654)	7,335	106,341
Provision for the restoration		159,531	45,130	(43,168)	(1,299)	30,952	191,146
Others		360,861	317,621	(203,985)	(60,738)	9,254	423,013

	￦	989,076	639,210	(491,273)	(84,791)	43,684	1,095,906

(*1)	Includes adjustments of foreign currency translation differences and others.